Property and Equipment (Tables)	12 Months Ended
May 31, 2022
Unique Logistics International, Inc., [Member]
Property and Equipment (Tables) [Line Items]
Schedule of property and equipment
	May 31, 2022	May 31, 2021
Furniture and fixtures	$102,062	$84,085
Computer equipment	159,674	108,479
Software	30,609	27,780
Leasehold improvements	27,146	27,146
Property and equipment, gross	319,491	247,490
Less: accumulated depreciation	(130,602)	(55,398)
Property and equipment, net	$188,889	$192,092